Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Ely Gold Royalties Inc [Member]	Abitibi Royalties Inc. [Member]	Golden Valley Mines and Royalties Ltd. [Member]	Issued capital [member]	Issued capital [member] Dividend Reinvestment Plan [Member]	Issued capital [member] Ely Gold Royalties Inc [Member]	Issued capital [member] Abitibi Royalties Inc. [Member]	Issued capital [member] Golden Valley Mines and Royalties Ltd. [Member]	Other reserves [member]	Retained earnings [member]	Retained earnings [member] Dividend Reinvestment Plan [Member]	Accumulated other comprehensive income [member]
Balance at Sep. 30, 2020	$ (141)									$ 0	$ (141)
Balance, shares at Sep. 30, 2020					1
IfrsStatementLineItems [Line Items]
Cancellation of common share issued upon incorporation					1
Common shares issued to former parent company for cash	50				$ 50
Common shares issued to former parent company for cash, shares					5,000,000
Performance based restricted shares issued, shares					1,500,000
Common shares issued to acquire royalties	13,076				$ 13,076
Common shares issued to acquire royalties, shares					15,000,000
Private placement of common shares for cash	2,849				$ 2,849
Private placement of common shares for cash, shares					1,325,000
Share-based compensation - performance based restricted shares	409				$ 409
Increase (decrease) through share-based payment transactions, equity	2,199									2,199
Common shares and common share purchase warrants issued for cash	90,000				$ 82,969					7,031
Initial public offering: Common shares and common share purchase warrants issued for cash, shares					18,000,000
Increase (decrease) through exercise of options, equity	3,603				$ 3,603
Initial public offering: Common shares issued on exercise of over-allotment option, shares					721,347
Increase (decrease) through exercise of warrants, equity	14									14
Underwriters’ fees and issuance costs	(5,570)				$ (5,154)					(416)
Common shares issued for marketing services	345				$ 345
Common shares issued for marketing services, shares					75,000
Common shares issued to acquire		$ 130,407					$ 130,407
Common shares issued to acquire, shares							30,902,176
Common share purchase warrants of Ely Gold Royalties Inc.	2,603									2,603
Common shares issued upon exercise of common share purchase warrants	39				$ 66					(27)
Common shares issued upon exercise of common share purchase warrants, shares					15,086
Profit (loss)	(15,006)										(15,006)
Total other comprehensive income	441												$ 441
Balance at Sep. 30, 2021	225,318				$ 228,620					11,404	(15,147)		441
Balance, shares at Sep. 30, 2021					72,538,609
IfrsStatementLineItems [Line Items]
Common shares issued to acquire royalties	22,544				$ 22,544
Common shares issued to acquire royalties, shares					9,651,130
Share-based compensation - performance based restricted shares	276				$ 276
Increase (decrease) through share-based payment transactions, equity	1,551									1,551
Share-based compensation - restricted share units	341									341
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.	8,991									8,991
Common shares issued for marketing services	899				$ 899
Common shares issued for marketing services, shares					216,192
Common shares issued to acquire			$ 153,702	$ 143,264				$ 153,702	$ 143,264
Common shares issued to acquire, shares								31,625,931	29,478,269
Common shares issued upon exercise of common share purchase warrants	856				$ 1,769					(913)
Common shares issued upon exercise of common share purchase warrants, shares					402,938
Profit (loss)	(17,346)										(17,346)
Dividends	(4,032)										(4,032)
Total other comprehensive income	(145)												(145)
Balance at Sep. 30, 2022	536,219				$ 551,074					21,374	(36,525)		296
Balance, shares at Sep. 30, 2022					143,913,069
IfrsStatementLineItems [Line Items]
Increase (decrease) through share-based payment transactions, equity	845									845
Share-based compensation - restricted share units	201									201
Profit (loss)	(2,204)										(2,204)
Dividends	(1,439)										1,439
Total other comprehensive income	29												29
Balance at Dec. 31, 2022	533,651				$ 551,074					22,420	(40,168)		325
Balance, shares at Dec. 31, 2022					143,913,069
IfrsStatementLineItems [Line Items]
Common shares issued to acquire royalties	748				$ 748
Common shares issued to acquire royalties, shares					496,785
Increase (decrease) through share-based payment transactions, equity	1,405									1,405
Vesting of restricted share units					$ 826					(826)
Vesting of restricted share units, shares					257,489
Exercise of share options	168				$ 1,991					(1,823)
Exercise of share options, shares					332,298
Share-based compensation - restricted share units	1,318									1,318
Common shares issued to for cash	1,254				$ 1,254
Common shares issued to for cash, shares					496,438
Agent fees	(31)				$ (31)
Equity component of convertible debentures issued for cash, net of taxes	12,270									12,270
Common shares issued for marketing services	22				$ 22
Common shares issued for marketing services, shares					10,000
Transaction fees and issuance costs	(538)									(538)
Profit (loss)	(26,756)										(26,756)
Dividends	(2,599)					$ 293					(2,599)	$ (293)
Dividends shares						162,967
Total other comprehensive income	38												38
Balance at Dec. 31, 2023	$ 520,950				$ 556,177					$ 34,226	$ (69,816)		$ 363
Balance, shares at Dec. 31, 2023					145,669,046